REGULATORY CAPITAL (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Jun. 30, 2013
First Federal Of Hazard [Member]
Tier 1 core capital, Actual Amount	$ 15,880	$ 15,165
Tier 1 core capital, Actual Ratio	19.80%	17.70%
Tier 1 core capital, For capital adequacy purposes Amount	3,206	3,427
Tier 1 core capital, For capital adequacy purposes Ratio	4.00%	4.00%
Tier 1 core capital, To be Well capitalized under prompt corrective action provisions Amount	4,007	4,283
Tier 1 core capital, To be Well capitalized under prompt corrective action provisions Ratio	5.00%	5.00%
Total risk-based capital, Actual Amount	16,368	15,689
Total risk-based capital, Actual Ratio	42.00%	37.50%
Total risk-based capital, For capital adequacy purposes Amount	3,116	3,351
Total risk-based capital, For capital adequacy purposes Ratio	8.00%	8.00%
Total risk-based capital, To be Well capitalized under prompt corrective action provisions Amount	3,895	4,189
Total risk-based capital, To be Well capitalized under prompt corrective action provisions Ratio	10.00%	10.00%
Tier 1 risk-based capital, Actual Amount	15,880	15,165
Tier 1 risk-based capital, Actual Ratio	40.80%	36.20%
Tier 1 risk-based capital, For capital adequacy purposes Amount	3,206	3,427
Tier 1 risk-based capital, For capital adequacy purposes Ratio	4.00%	4.00%
Tier 1 risk-based capital, To be Well capitalized under prompt corrective action provisions Amount	2,337	2,514
Tier 1 risk-based capital, To be Well capitalized under prompt corrective action provisions Ratio	6.00%	6.00%
First Federal Of Frankfort [Member]
Tier 1 core capital, Actual Amount	31,647	31,795
Tier 1 core capital, Actual Ratio	14.80%	13.70%
Tier 1 core capital, For capital adequacy purposes Amount	9,154	9,880
Tier 1 core capital, For capital adequacy purposes Ratio	4.00%	4.00%
Tier 1 core capital, To be Well capitalized under prompt corrective action provisions Amount	11,443	12,350
Tier 1 core capital, To be Well capitalized under prompt corrective action provisions Ratio	5.00%	5.00%
Total risk-based capital, Actual Amount	32,531	32,543
Total risk-based capital, Actual Ratio	26.40%	25.10%
Total risk-based capital, For capital adequacy purposes Amount	9,845	10,368
Total risk-based capital, For capital adequacy purposes Ratio	8.00%	8.00%
Total risk-based capital, To be Well capitalized under prompt corrective action provisions Amount	12,306	12,960
Total risk-based capital, To be Well capitalized under prompt corrective action provisions Ratio	10.00%	10.00%
Tier 1 risk-based capital, Actual Amount	31,647	31,795
Tier 1 risk-based capital, Actual Ratio	25.70%	24.50%
Tier 1 risk-based capital, For capital adequacy purposes Amount	9,154	9,880
Tier 1 risk-based capital, For capital adequacy purposes Ratio	4.00%	4.00%
Tier 1 risk-based capital, To be Well capitalized under prompt corrective action provisions Amount	$ 7,384	$ 7,776
Tier 1 risk-based capital, To be Well capitalized under prompt corrective action provisions Ratio	6.00%	6.00%